Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

The Company has evaluated subsequent events through March 3, 2026, the date the financial statements were issued.

On January 23, 2026, the Company entered into separate agreements (each a “Purchase Agreement”, and together, the “Purchase Agreements”) to acquire 100% of the outstanding equity interests of six operating companies: C.C. Carlton Industries, Ltd. (“CCCI”), Constellation Network, Inc. (“Constellation”), gTC MediGuide LP (“MediGuide”), Vanguard Health Solutions, LLC (“Vanguard”), AI Research Corporation (“AIR”), and Bond Street Limited, LLC (each referred to individually as a “Portfolio Company” and collectively as the “Portfolio Companies”). Purchase Agreements will be effective upon completion of the Direct Listing with total consideration payable at closing of $628.57 million, consisting of $549.45 million in common stock, $75.07 million in fully vested options on common stock, and $4.05 million in cash. Additional contingent consideration of up to $24.0 million is payable in common stock. The purchase consideration for certain Portfolio Companies is subject to adjustment for net indebtedness as of the closing date.

On January 23, 2026, the Company entered into a License Agreement with Messier 42, LLC (“M42”), under which M42 will grant us a license for the exclusive use of M42 AI Technology, conditioned upon effectiveness of the Direct Listing. As consideration, the Company will issue shares of common stock to M42 for a total value of $502.74 million. Additionally, the Company has agreed enter into a Technology Services Agreement with M42, under which M42 will provide ongoing updates and enhancements to AI technology, as well as implementation support for the Company’s Portfolio Companies, conditioned upon effectiveness of the Direct Listing. In exchange, the Company will pay an annual service fee equal to 3% of our consolidated annual revenue, payable in cash or shares of common stock.

On January 22, 2026, the Company entered into a share exchange agreement with a newly formed C-corporation, Messier Blocker Corporation, under which the Company will issue shares of common stock valued at $326.0 million in exchange for non-voting preferred stock of M42 Blocker Corp, whose principal asset is a non-controlling investment in M42, conditioned upon effectiveness of the Direct Listing.